Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Borrowings [Abstract]
Schedule of Changes in the Convertible Notes	The table below presents the changes in the convertible notes:
	2023	2022
	USD	USD

At January 1	-	13,805,436
Additions – convertible notes	5,000,000	-
Interest and transaction costs (note 9)	137,500	322,748
Conversion of convertible notes during the year	(5,137,000)	(7,738,184)
Repayment of convertible notes during the year	(500)	(6,390,000)
At December 31	-	-

Schedule of Changes in the Working Capital Loans	The table below presents the changes in the working capital loans:
	2023	2022
	USD	USD

At January 1	-	4,721,366
Additions – working capital loans	-	-
Interest (note 9)	-	88,757
Repayment of working capital loans	-	(4,810,123)
At December 31	-	-